SUBSEQUENT EVENTS - Management Incentive Plan (Details) - Subsequent Event	Jan. 23, 2024
Subsequent Event [Line Items]
Management incentive plan, percent of stock issuable	10.00%
Management incentive plan, adoption period threshold	90 days